Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.30%
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Power Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)